General and Administrative Expenses	12 Months Ended
Dec. 31, 2020
Disclosure of general and administrative expenses [Abstract]
General and Administrative Expenses
Note 28 - General and Administrative Expenses

Composition

	For year ended December 31,
	2020	2019	2018
	NIS millions

Salaries and related expenses	82	73	81
Depreciation and amortization	160	142	108
Rent and maintenance	19	* 14	* 58
Data processing and professional services	28	33	34
Welfare expenses, car allowance and transportation workers	31	* 27	* 38
Other	10	* 11	* 4
	330	300	323

* Reclassified